Administrative expenses - IHS Latam impairment (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Impairment of Goodwill		$ 87,894
IHS Latam tower businesses group
Disclosure of information for cash-generating units [line items]
Impairment of Goodwill	$ 87,900
Discount rate		10.30%	11.00%
Percentage of reasonably possible increase in discount rate		1.00%
Percentage of reasonably possible decrease in terminal growth rate		1.00%
Percentage of reasonably possible decrease in tenancy growth		15.00%
Additional impairment with reasonably possible increase in discount rate		$ 165,663
Additional impairment with reasonably possible decrease in terminal growth rate		103,808
Additional impairment with reasonably possible decrease in tenancy growth rate		$ 110,944